Disclosure of components of deferred income tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Stream interests	$ 7,133	$ 7,793	$ 0
Deferred and restricted share units	2,032	2,032	1,562
Share and debt issue expense	989	2,286	3,824
Other assets	120	223	25
Non-capital losses	0	(1,015)	0
Royalty interests and exploration and evaluation assets		0	2,567
Deferred tax assets	(10,274)	(13,349)
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(88,787)	(123,772)	(118,306)
Convertible debt	(4,866)	(6,047)	(975)
Investments	3,898	10,054	8,051
Other liabilities	0	(238)	(598)
Net deferred tax liabilities	(97,551)	(140,111)
Total deferred tax assets and liabilities	$ (87,277)	$ (126,762)	$ (119,952)